Provision for Income Taxes - Schedule of Significant Components of Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Components of Provision for Income Taxes [Abstract]
Income tax expenses	$ 6,903	$ 57,391
Deferred income benefit	(1,925)	(2,943)
Income taxes	$ 4,978	$ 54,448